Summary of significant accounting policies - Acquisition of subsidiaries (Details) € in Thousands, $ in Thousands, ₽ in Millions			6 Months Ended		12 Months Ended
	Jan. 27, 2022 USD ($)	Jan. 25, 2022 item	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 09, 2021 USD ($)	Apr. 05, 2021 USD ($)	Apr. 05, 2021 EUR (€)	Feb. 03, 2021 USD ($)	Feb. 03, 2021 RUB (₽)
Acquisition of subsidiaries in Russia
Number of game development studios acquired | item		3
Total consideration to acquire studios					$ 67,062
Cash					55,667
Goodwill			$ 1,836		1,836	$ 1,501
Goodwill as at the dates of acquisitions					46,950	1,473
Bargain purchase on acquisition						79
Goodwill expected to be deductible for tax purpose			0		0
Net loss before tax from continuing operations			$ 12,417	$ 54,828	11,170	(116,317)	$ 111
Revenue					480,247	434,094
Share Consideration					3,158
Net loss from continuing operations					10,627	118,576
Deferred share consideration					8,237
Period for shares ineligibility for sale on Nasdaq from the date of allotment under scenario one for option becomes exercisable	1 year
Acquisition related costs					51
Maximum period for shares from acquisition date to repurchase outstanding consideration shares under scenario two for option becomes exercisable	2 years
MX Capital Limited [Member]
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired		48.80%
Castcrown Ltd
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired		49.50%
Nexters Online LLC and Nexters Studio LLC [Member]
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired											100.00%	100.00%
Total consideration to acquire studios											$ 1,247	₽ 93
Nexters Online LLC [Member]
Acquisition of subsidiaries in Russia
Total consideration to acquire studios											163
Net loss before tax from continuing operations					6,312
Nexters Studio LLC [Member]
Acquisition of subsidiaries in Russia
Total consideration to acquire studios											$ 1,084
Net loss before tax from continuing operations					$ 7,294
NHW Ltd
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired									100.00%	100.00%
Total consideration to acquire studios									$ 24	€ 20,000
Game Positive LLC [Member]
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired								70.00%
Total consideration to acquire studios								$ 1
Bargain purchase on acquisition						$ 79
Gracevale Ltd
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired	100.00%	100.00%
Total consideration to acquire studios	$ 70,000
Cash	55,517
Share Consideration	3,158
Deferred share consideration	$ 8,237
Lightmap Studio
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired	100.00%	100.00%
Total consideration to acquire studios	$ 150